Stock-Based Compensation Plans (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2017 USD ($) yr $ / shares shares	Sep. 30, 2016 $ / shares shares	Sep. 30, 2015 $ / shares shares	Sep. 29, 2017 $ / shares	Dec. 21, 2016 USD ($) yr $ / shares shares	Jan. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
FRP options replacement						75.14%
Patriot options replacement						24.86%
Shares available for future issuance | shares	87,131
Dividend yield	0.00%
Expected minimum volatility	26.00%
Expected maximum volatility	46.00%
Expected life minimum | yr	3
Expecited life maximum | yr	7
Risk-free interest rate minimum	0.30%
Risk-free interest rate maximum	3.90%
Aggregate intrinsic value of exercisable options	$ 55
Aggregate intrinsic value of outstanding in-the-money options	56
Market close price | $ / shares				$ 19.94	$ 23.13
Realized tax benefit pertaining to FRP options	849
Total unrecognized compensation cost of options granted	$ 471
Weighted average period for compensation to be recognized | yr	3.1
Stock option modification compensation expense	$ 150
Stock appreciation rights issued | shares					80,000
Minimum award for stock appreciation rights					$ 500
Stock appreciation rights vesting period | yr					9.1
Annual director stock grant | shares	14,449	16,549	14,280
Director stock grant market price | $ / shares	$ 25.50	$ 21.81	$ 24.00